Group assets and liabilities by business type (Details) - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Analysis of operating segments
Sovereign debt		$ 48,565	$ 46,678
Other government bonds		5,819	6,819
Corporate bonds		63,454	74,500
Asset-backed securities		3,624	6,573
Total debt securities	[1]	121,462	134,570
Loans		14,910	16,583
Equity securities and holdings in collective investment schemes	[1]	234,698	247,281
Other financial investments		7,379	5,662
Total financial investments		378,449	404,096
Assets
Investment properties		23	25
Investment in joint ventures and associates accounted for using the equity method		1,507	1,500
Cash and cash equivalents		8,384	6,965	$ 6,628
Reinsurers' share of insurance contract liabilities	[2]	44,918	13,856
Other assets		29,884	27,772
Total assets		463,165	454,214
Shareholders' equity		19,110	19,477
Non-controlling interests		197	192
Total equity		19,307	19,669	$ 25,066	$ 21,991
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		397,436	390,428
Core structural borrowings		6,499	5,594
Operational borrowings		2,245	2,645
Other liabilities		37,678	35,878
Total liabilities		443,858	434,545
Total equity and liabilities		463,165	454,214
Indonesia
Analysis of operating segments
Sovereign debt		1,416	1,320
Singapore
Analysis of operating segments
Sovereign debt		4,305	4,870
Thailand
Analysis of operating segments
Sovereign debt		1,583	1,417
UK
Analysis of operating segments
Sovereign debt		161	622
US
Analysis of operating segments
Sovereign debt		32,406	30,176
Vietnam
Analysis of operating segments
Sovereign debt		2,803	2,916
Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		5,891	5,357
AAA
Analysis of operating segments
Other government bonds		2,493	3,348
Corporate bonds		2,161	1,973
Asset-backed securities		2,374	4,017
AA+ to AA-
Analysis of operating segments
Other government bonds		1,007	716
Corporate bonds		4,535	5,489
Asset-backed securities		234	964
A+ to A-
Analysis of operating segments
Other government bonds		1,054	1,683
Corporate bonds		23,993	28,817
Asset-backed securities		617	1,021
BBB+ to BBB-
Analysis of operating segments
Other government bonds		812	649
Corporate bonds		26,274	32,598
Asset-backed securities		218	359
Below BBB- and unrated
Analysis of operating segments
Other government bonds		453	423
Corporate bonds		6,491	5,623
Asset-backed securities		181	212
Unrated
Analysis of operating segments
Securities excluding sovereign debt		788	648
Mortgage loans
Analysis of operating segments
Loans		8,277	10,069
Policy loans
Analysis of operating segments
Loans		6,226	6,121
Other loans
Analysis of operating segments
Loans		407	393
Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		26,698	28,589
Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		23,780	23,622
US separate account assets
Analysis of operating segments
Equity securities and holdings in collective investment schemes		184,220	195,070
US
Assets
Shareholders' equity		8,955	8,929
US insurance operations
Assets
Shareholders' equity		8,943
US asset management
Assets
Shareholders' equity		12
Operating segments | Asia
Analysis of operating segments
Sovereign debt		42,881	39,181
Other government bonds		4,659	5,096
Corporate bonds		34,335	29,875
Asset-backed securities		270	558
Total debt securities		82,145	74,710
Loans		2,078	1,963
Equity securities and holdings in collective investment schemes		50,168	52,011
Other financial investments		3,477	2,815
Total financial investments		137,868	131,499
Assets
Investment properties		7	7
Investment in joint ventures and associates accounted for using the equity method		1,507	1,500
Cash and cash equivalents		2,886	2,490
Reinsurers' share of insurance contract liabilities		8,920	5,458
Other assets		11,253	9,288
Total assets		162,441	150,242
Shareholders' equity		11,529	10,866
Non-controlling interests		161	155
Total equity		11,690	11,021
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		131,564	120,693
Operational borrowings		394	473
Other liabilities		18,793	18,055
Total liabilities		150,751	139,221
Total equity and liabilities		162,441	150,242
Operating segments | Asia | Indonesia
Analysis of operating segments
Sovereign debt		1,416	1,320
Operating segments | Asia | Singapore
Analysis of operating segments
Sovereign debt		4,305	4,870
Operating segments | Asia | Thailand
Analysis of operating segments
Sovereign debt		1,583	1,417
Operating segments | Asia | UK
Analysis of operating segments
Sovereign debt		7	7
Operating segments | Asia | US
Analysis of operating segments
Sovereign debt		27,035	23,419
Operating segments | Asia | Vietnam
Analysis of operating segments
Sovereign debt		2,803	2,916
Operating segments | Asia | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		5,732	5,232
Operating segments | Asia | AAA
Analysis of operating segments
Other government bonds		2,046	2,371
Corporate bonds		1,896	1,632
Asset-backed securities		147	359
Operating segments | Asia | AA+ to AA-
Analysis of operating segments
Other government bonds		488	221
Corporate bonds		3,562	3,923
Asset-backed securities		50	184
Operating segments | Asia | A+ to A-
Analysis of operating segments
Other government bonds		863	1,438
Corporate bonds		12,201	11,033
Asset-backed securities		42	15
Operating segments | Asia | BBB+ to BBB-
Analysis of operating segments
Other government bonds		810	645
Corporate bonds		12,238	9,823
Asset-backed securities		25
Operating segments | Asia | Below BBB- and unrated
Analysis of operating segments
Other government bonds		452	421
Corporate bonds		4,438	3,464
Asset-backed securities		6
Operating segments | Asia | Mortgage loans
Analysis of operating segments
Loans		158	165
Operating segments | Asia | Policy loans
Analysis of operating segments
Loans		1,513	1,405
Operating segments | Asia | Other loans
Analysis of operating segments
Loans		407	393
Operating segments | Asia | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		26,431	28,435
Operating segments | Asia | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		23,737	23,576
Operating segments | US
Analysis of operating segments
Sovereign debt		5,390	6,169
Other government bonds		1,159	1,721
Corporate bonds		29,112	44,623
Asset-backed securities		3,354	6,015
Total debt securities		39,015	58,528
Loans		12,824	14,611
Equity securities and holdings in collective investment schemes		184,519	195,260
Other financial investments		3,827	2,791
Total financial investments		240,185	271,190
Assets
Investment properties		7	7
Cash and cash equivalents		2,493	1,960
Reinsurers' share of insurance contract liabilities		35,993	8,394
Other assets		17,942	17,696
Total assets		296,620	299,247
Shareholders' equity		8,955	8,929
Total equity		8,955	8,929
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		265,655	269,549
Core structural borrowings		250	250
Operational borrowings		1,212	1,501
Other liabilities		20,548	19,018
Total liabilities		287,665	290,318
Total equity and liabilities		296,620	299,247
Operating segments | US | US
Analysis of operating segments
Sovereign debt		5,371	6,160
Operating segments | US | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		19	9
Operating segments | US | AAA
Analysis of operating segments
Other government bonds		447	977
Corporate bonds		265	341
Asset-backed securities		2,227	3,658
Operating segments | US | AA+ to AA-
Analysis of operating segments
Other government bonds		519	495
Corporate bonds		973	1,566
Asset-backed securities		184	780
Operating segments | US | A+ to A-
Analysis of operating segments
Other government bonds		191	245
Corporate bonds		11,792	17,784
Asset-backed securities		575	1,006
Operating segments | US | BBB+ to BBB-
Analysis of operating segments
Other government bonds		2	4
Corporate bonds		14,036	22,775
Asset-backed securities		193	359
Operating segments | US | Below BBB- and unrated
Analysis of operating segments
Corporate bonds		2,046	2,157
Asset-backed securities		175	212
Operating segments | US | Mortgage loans
Analysis of operating segments
Loans		8,119	9,904
Operating segments | US | Policy loans
Analysis of operating segments
Loans		4,705	4,707
Operating segments | US | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		263	150
Operating segments | US | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		36	40
Operating segments | US | US separate account assets
Analysis of operating segments
Equity securities and holdings in collective investment schemes		184,220	195,070
Operations within segments | Asia insurance operations | With-profits business
Analysis of operating segments
Sovereign debt		29,641	25,961
Other government bonds		2,911	3,164
Corporate bonds		20,008	15,288
Asset-backed securities		182	369
Total debt securities		52,742	44,782
Loans		1,578	1,463
Equity securities and holdings in collective investment schemes		27,948	29,373
Other financial investments		991	963
Total financial investments		83,259	76,581
Assets
Cash and cash equivalents		913	963
Reinsurers' share of insurance contract liabilities		211	152
Other assets		1,954	1,277
Total assets		86,337	78,973
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		76,647	70,308
Operational borrowings		243	302
Other liabilities		9,447	8,363
Total liabilities		86,337	78,973
Total equity and liabilities		86,337	78,973
Operations within segments | Asia insurance operations | With-profits business | Indonesia
Analysis of operating segments
Sovereign debt		381	222
Operations within segments | Asia insurance operations | With-profits business | Singapore
Analysis of operating segments
Sovereign debt		2,788	3,514
Operations within segments | Asia insurance operations | With-profits business | US
Analysis of operating segments
Sovereign debt		24,656	20,479
Operations within segments | Asia insurance operations | With-profits business | Vietnam
Analysis of operating segments
Sovereign debt			1
Operations within segments | Asia insurance operations | With-profits business | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		1,816	1,745
Operations within segments | Asia insurance operations | With-profits business | AAA
Analysis of operating segments
Other government bonds		1,464	1,752
Corporate bonds		1,122	732
Asset-backed securities		108	236
Operations within segments | Asia insurance operations | With-profits business | AA+ to AA-
Analysis of operating segments
Other government bonds		353	135
Corporate bonds		1,575	1,574
Asset-backed securities		36	132
Operations within segments | Asia insurance operations | With-profits business | A+ to A-
Analysis of operating segments
Other government bonds		524	890
Corporate bonds		6,670	5,428
Asset-backed securities		17	1
Operations within segments | Asia insurance operations | With-profits business | BBB+ to BBB-
Analysis of operating segments
Other government bonds		466	356
Corporate bonds		7,806	5,443
Asset-backed securities		15
Operations within segments | Asia insurance operations | With-profits business | Below BBB- and unrated
Analysis of operating segments
Other government bonds		104	31
Corporate bonds		2,835	2,111
Asset-backed securities		6
Operations within segments | Asia insurance operations | With-profits business | Policy loans
Analysis of operating segments
Loans		1,189	1,089
Operations within segments | Asia insurance operations | With-profits business | Other loans
Analysis of operating segments
Loans		389	374
Operations within segments | Asia insurance operations | With-profits business | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		14,493	14,143
Operations within segments | Asia insurance operations | With-profits business | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		13,455	15,230
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities
Analysis of operating segments
Sovereign debt		1,836	1,964
Other government bonds		355	345
Corporate bonds		3,049	2,819
Asset-backed securities		22	25
Total debt securities		5,262	5,153
Equity securities and holdings in collective investment schemes		16,442	19,092
Other financial investments		572	383
Total financial investments		22,276	24,628
Assets
Cash and cash equivalents		599	356
Other assets		482	237
Total assets		23,357	25,221
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		21,376	23,571
Operational borrowings		15	21
Other liabilities		1,966	1,629
Total liabilities		23,357	25,221
Total equity and liabilities		23,357	25,221
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Indonesia
Analysis of operating segments
Sovereign debt		580	610
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Singapore
Analysis of operating segments
Sovereign debt		525	554
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | UK
Analysis of operating segments
Sovereign debt		7	7
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | US
Analysis of operating segments
Sovereign debt		23	113
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Vietnam
Analysis of operating segments
Sovereign debt		14	15
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		687	665
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | AAA
Analysis of operating segments
Other government bonds		103	81
Corporate bonds		270	384
Asset-backed securities		16	19
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | AA+ to AA-
Analysis of operating segments
Other government bonds		34	8
Corporate bonds		273	441
Asset-backed securities		6	6
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | A+ to A-
Analysis of operating segments
Other government bonds		113	159
Corporate bonds		808	542
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | BBB+ to BBB-
Analysis of operating segments
Other government bonds		88	88
Corporate bonds		1,043	883
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Below BBB- and unrated
Analysis of operating segments
Other government bonds		17	9
Corporate bonds		655	569
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		10,345	12,440
Operations within segments | Asia insurance operations | Unit-linked assets and liabilities | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		6,097	6,652
Operations within segments | Asia insurance operations | Other business
Analysis of operating segments
Sovereign debt		11,287	11,130
Other government bonds		1,385	1,587
Corporate bonds		11,273	11,765
Asset-backed securities		66	164
Total debt securities		24,011	24,646
Loans		500	500
Equity securities and holdings in collective investment schemes		5,712	3,473
Other financial investments		1,817	1,363
Total financial investments		32,040	29,982
Assets
Investment properties		7	7
Investment in joint ventures and associates accounted for using the equity method		1,268	1,263
Cash and cash equivalents		1,242	1,015
Reinsurers' share of insurance contract liabilities		8,709	5,306
Other assets		8,051	6,983
Total assets		51,317	44,556
Shareholders' equity		10,535	9,801
Non-controlling interests		2	2
Total equity		10,537	9,803
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		33,541	26,814
Operational borrowings		111	123
Other liabilities		7,128	7,816
Total liabilities		40,780	34,753
Total equity and liabilities		51,317	44,556
Operations within segments | Asia insurance operations | Other business | Indonesia
Analysis of operating segments
Sovereign debt		455	488
Operations within segments | Asia insurance operations | Other business | Singapore
Analysis of operating segments
Sovereign debt		904	708
Operations within segments | Asia insurance operations | Other business | Thailand
Analysis of operating segments
Sovereign debt		1,567	1,398
Operations within segments | Asia insurance operations | Other business | US
Analysis of operating segments
Sovereign debt		2,356	2,827
Operations within segments | Asia insurance operations | Other business | Vietnam
Analysis of operating segments
Sovereign debt		2,789	2,900
Operations within segments | Asia insurance operations | Other business | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		3,216	2,809
Operations within segments | Asia insurance operations | Other business | AAA
Analysis of operating segments
Other government bonds		479	538
Corporate bonds		504	516
Asset-backed securities		23	104
Operations within segments | Asia insurance operations | Other business | AA+ to AA-
Analysis of operating segments
Other government bonds		101	78
Corporate bonds		1,712	1,908
Asset-backed securities		8	46
Operations within segments | Asia insurance operations | Other business | A+ to A-
Analysis of operating segments
Other government bonds		226	389
Corporate bonds		4,723	5,063
Asset-backed securities		25	14
Operations within segments | Asia insurance operations | Other business | BBB+ to BBB-
Analysis of operating segments
Other government bonds		248	201
Corporate bonds		3,389	3,497
Asset-backed securities		10
Operations within segments | Asia insurance operations | Other business | Below BBB- and unrated
Analysis of operating segments
Other government bonds		331	381
Corporate bonds		945	781
Operations within segments | Asia insurance operations | Other business | Mortgage loans
Analysis of operating segments
Loans		158	165
Operations within segments | Asia insurance operations | Other business | Policy loans
Analysis of operating segments
Loans		324	316
Operations within segments | Asia insurance operations | Other business | Other loans
Analysis of operating segments
Loans		18	19
Operations within segments | Asia insurance operations | Other business | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		1,537	1,793
Operations within segments | Asia insurance operations | Other business | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		4,175	1,680
Operations within segments | Asia asset management
Analysis of operating segments
Sovereign debt		117	126
Other government bonds		8
Corporate bonds		5	3
Total debt securities		130	129
Equity securities and holdings in collective investment schemes		66	73
Other financial investments		97	106
Total financial investments		293	308
Assets
Investment in joint ventures and associates accounted for using the equity method		239	237
Cash and cash equivalents		132	156
Other assets		799	826
Total assets		1,463	1,527
Shareholders' equity		994	1,065
Non-controlling interests		159	153
Total equity		1,153	1,218
Liabilities
Operational borrowings		25	27
Other liabilities		285	282
Total liabilities		310	309
Total equity and liabilities		1,463	1,527
Operations within segments | Asia asset management | Singapore
Analysis of operating segments
Sovereign debt		88	94
Operations within segments | Asia asset management | Thailand
Analysis of operating segments
Sovereign debt		16	19
Operations within segments | Asia asset management | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		13	13
Operations within segments | Asia asset management | AA+ to AA-
Analysis of operating segments
Corporate bonds		2
Operations within segments | Asia asset management | BBB+ to BBB-
Analysis of operating segments
Other government bonds		8
Operations within segments | Asia asset management | Below BBB- and unrated
Analysis of operating segments
Corporate bonds		3	3
Operations within segments | Asia asset management | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		56	59
Operations within segments | Asia asset management | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		10	14
Elimination | Asia
Assets
Other assets		(33)	(35)
Total assets		(33)	(35)
Liabilities
Other liabilities		(33)	(35)
Total liabilities		(33)	(35)
Total equity and liabilities		(33)	(35)
Unallocated to a segment (Other operations)
Analysis of operating segments
Sovereign debt		294	1,328
Other government bonds		1	2
Corporate bonds		7	2
Total debt securities		302	1,332
Loans		8	9
Equity securities and holdings in collective investment schemes		11	10
Other financial investments		75	56
Total financial investments		396	1,407
Assets
Investment properties		9	11
Cash and cash equivalents		3,005	2,515
Reinsurers' share of insurance contract liabilities		5	4
Other assets		3,828	3,440
Total assets		7,243	7,377
Shareholders' equity		(1,374)	(318)
Non-controlling interests		36	37
Total equity		(1,338)	(281)
Liabilities
Contract liabilities and unallocated surplus of with-profits funds		217	186
Core structural borrowings		6,249	5,344
Operational borrowings		639	671
Other liabilities		1,476	1,457
Total liabilities		8,581	7,658
Total equity and liabilities		7,243	7,377
Unallocated to a segment (Other operations) | UK
Analysis of operating segments
Sovereign debt		154	615
Unallocated to a segment (Other operations) | US
Analysis of operating segments
Sovereign debt			597
Unallocated to a segment (Other operations) | Other (predominantly Asia)
Analysis of operating segments
Sovereign debt		140	116
Unallocated to a segment (Other operations) | Below BBB- and unrated
Analysis of operating segments
Other government bonds		1	2
Corporate bonds		7	2
Unallocated to a segment (Other operations) | Policy loans
Analysis of operating segments
Loans		8	9
Unallocated to a segment (Other operations) | Direct equities
Analysis of operating segments
Equity securities and holdings in collective investment schemes		4	4
Unallocated to a segment (Other operations) | Collective investment schemes
Analysis of operating segments
Equity securities and holdings in collective investment schemes		7	6
Elimination of intra-group amounts
Assets
Other assets		(3,139)	(2,652)
Total assets		(3,139)	(2,652)
Liabilities
Other liabilities		(3,139)	(2,652)
Total liabilities		(3,139)	(2,652)
Total equity and liabilities		$ (3,139)	$ (2,652)

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments are $265 million of lent securities as at 30 June 2020 (31 December 2019: $90 million).
[2]	At 30 June 2020, reinsurers’ share of insurance contract liabilities include $27.7 billion in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd, as discussed in note D1.